Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of March 31,
	2026	2025
At cost:
Leasehold improvements	$267,857	$25,716
IT equipment	116,722	20,327
Furniture and fixtures	7,405	1,905
	391,984	47,948
Less: accumulated depreciation	(158,893)	(37,407)
Total	$233,091	$10,541